(John Hancock Government Income Fund - Classes A, B, C, I and R6) | (John Hancock Government Income Fund)
 INVESTMENT OBJECTIVE
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
 FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 19 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 146 to 150 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Government Income Fund) - USD ($)	Class A		Class B	Class C	Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%	none	none
Small account fee ($) (for fund account balances under $1,000)	$ 20		$ 20	$ 20	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Government Income Fund)		Class A		Class B	Class C	Class I	Class R6
Management fee	[1]	0.53%		0.53%	0.53%	0.53%	0.53%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%	1.00%	none	none
Other expenses		0.25%		0.25%	0.25%	0.25%	0.15%
Total annual fund operating expenses		1.03%		1.78%	1.78%	0.78%	0.68%
Contractual expense reimbursement	[3]	(0.05%)	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		0.98%		1.77%	1.77%	0.77%	0.67%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2017.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of Class A shares exceed 0.98% of average daily net assets (on an annualized basis) of the class. For purposes of this agreement, "expenses of Class A shares" means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. This agreement expires on September 30, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 Sold
Expense Example - (John Hancock Government Income Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	496	710	941	1,605
Class B	680	859	1,164	1,896
Class C	280	559	964	2,094
Class I	79	248	432	965
Class R6	68	217	378	846

 Not Sold
Expense Example, No Redemption - (John Hancock Government Income Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	180	559	964	1,896
Class C	180	559	964	2,094

 PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities, or instrumentalities (U.S. government securities). There is no limit on the fund's average maturity. U.S. government securities may be supported by:

  the full faith and credit of the U.S. government, such as U.S. Treasury bills, notes, and bonds, and Government National Mortgage Association Certificates.

  the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

  the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest up to 10% of its total assets in below-investment-grade fixed-income securities (junk bonds) rated Ba and below by Moody's Investors Service, Inc. (Moody's) or BB and below by Standard & Poor's Ratings Services (S&P). However, the fund may not invest in a fixed-income security rated lower than B by any two nationally recognized statistical rating organizations (NRSROs). The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and mortgage- and asset-backed securities. Although the fund generally invests in foreign government securities rated within the four highest categories by an NRSRO, or their unrated equivalents, it may invest up to 10% of its assets in foreign government junk bonds rated as low as B and their unrated equivalents. The fund's investment policies are based on credit ratings at the time of purchase.

The manager considers interest-rate trends in determining which types of bonds to emphasize at a given time. The fund typically favors mortgage-backed securities when the manager anticipates that interest rates will be relatively stable and favors U.S. Treasuries at other times. Because high-yield bonds often respond to market movements differently than U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in derivatives. Derivatives, including futures contracts and options, may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively.

 PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

 PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6).

A note on performance

Class A shares commenced operations on September 30, 1994. Class I shares commenced operations on September 9, 2016. Class R6 shares commenced operations on August 30, 2017. Returns shown prior to the commencement date of Class I shares and Class R6 shares are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class I and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the six months ended June 30, 2018, was –1.29%. Best quarter: Q4 '08, 3.97% Worst quarter: Q4 '16, -3.10%
Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (John Hancock Government Income Fund) -	1 Year	5 Years	10 Years
Class A	(2.52%)	0.14%	2.76%
Class A | after tax on distributions	(3.44%)	(0.88%)	1.62%
Class A | after tax on distributions, with sale	(1.43%)	(0.36%)	1.67%
Class B	(4.23%)	(0.21%)	2.53%
Class C	(0.25%)	0.18%	2.39%
Class I	1.76%	1.02%	3.21%
Class R6	1.65%	0.99%	3.19%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	2.30%	1.28%	3.23%